Net Loss Per Share (Tables)	3 Months Ended
Apr. 30, 2022
Schedule of basic and diluted earnings per share

	Successor	Predecessor (SLH)

	Three Months	Three Months
	Ended April, 30	Ended April, 30
	2022	2021
(Loss) income from continuing operations	$(23,027)	(35,909)
Income (loss) from discontinued operations, net of tax	1,384	(1,496)
Net (loss) income	$(21,643)	$(37,405)

Weighted average common shares outstanding:
Class A and B – Basic and Diluted (Predecessor (SLH))	*	4,000
Ordinary – Basic and Diluted (Successor)	142,209	*

Net loss per share:
Class A and B – Basic and Diluted (Predecessor (SLH)) - Continuing operations	*	(8.98)
Class A and B – Basic and Diluted (Predecessor (SLH)) - Discontinued operations	*	(0.37)
Class A and B – Basic and Diluted (Predecessor (SLH))	*	$(9.35)
Ordinary – Basic and Diluted (Successor) - Continuing operations	(0.16)	*
Ordinary – Basic and Diluted (Successor) - Discontinued operations	0.01	*
Ordinary – Basic and Diluted (Successor)	$(0.15)	*

*    Not Applicable

Schedule of anti-dilutive loss per share

	Successor	Predecessor (SLH)

Warrants to purchase common shares	61,967	706
Stock Options	2,826	—
RSUs	9,995	—
Total	74,788	706